Note 9 - Income Taxes (Details Textual) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2017	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent			27.55%	34.00%
Income Tax Expense (Benefit), Continuing Operations, Adjustment of Deferred Tax (Asset) Liability	$ 348		$ 348
Effective Income Tax Rate Reconciliation, Percent, Total			24.30%	17.60%
Unrecognized Tax Benefits, Ending Balance			$ 0	$ 0
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense, Total			0	0
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued, Total			$ 0	$ 0
Forecast [Member]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent		21.00%